UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number               811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq. Lazard Asset Management LLC 30 Rockefeller Plaza New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:                (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2013

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2013 (unaudited)

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio

Common Stocks | 96.9%

Agriculture | 0.5%

The Mosaic Co.	940	$40,439

Alcohol & Tobacco | 4.5%

Molson Coors Brewing Co., Class B	7,230	362,440

Automotive | 1.0%

General Motors Co. (a)	2,275	81,832

Banking | 2.9%

Bank of America Corp.	10,370	143,106
Regions Financial Corp.	9,445	87,461
		230,567

Cable Television | 1.8%

Comcast Corp., Class A	3,330	144,422

Chemicals | 2.0%

Eastman Chemical Co.	2,065	160,863

Commercial Services | 3.0%

Corrections Corp. of America	4,678	161,625
Republic Services, Inc.	2,355	78,563
		240,188

Computer Software | 2.1%

Check Point Software Technologies, Ltd. (a)	1,500	84,840
Microsoft Corp.	2,505	83,441
		168,281

Consumer Products | 0.5%

Hasbro, Inc.	865	40,776

Energy Exploration & Production | 6.3%

Anadarko Petroleum Corp.	1,660	154,364
Apache Corp.	2,500	212,850
Devon Energy Corp.	2,440	140,934
		508,148

Energy Integrated | 4.4%

Chevron Corp.	950	115,425
Consol Energy, Inc.	4,210	141,667
HollyFrontier Corp.	2,220	93,484
		350,576

Energy Services | 2.0%

Transocean, Ltd.	3,640	161,980

Financial Services | 7.0%

American Express Co.	2,210	166,899
Citigroup, Inc.	4,945	239,882
IntercontinentalExchange, Inc. (a)	435	78,918

Description	Shares	Value
Morgan Stanley	2,835	$76,403
		562,102

Food & Beverages | 1.3%

Sysco Corp.	3,260	103,766

Health Services | 1.0%

UnitedHealth Group, Inc.	1,100	78,771

Insurance | 1.4%

The Hartford Financial Services Group, Inc.	3,715	115,611

Leisure & Entertainment | 4.0%

Expedia, Inc.	800	41,432
Viacom, Inc., Class B	3,315	277,068
		318,500

Manufacturing | 6.2%

Carpenter Technology Corp.	1,480	86,003
Honeywell International, Inc.	1,185	98,402
Joy Global, Inc.	1,475	75,284
Terex Corp. (a)	2,170	72,912
Tyco International, Ltd.	4,745	165,980
		498,581

Medical Products | 8.3%

Baxter International, Inc.	3,845	252,578
CareFusion Corp. (a)	6,730	248,337
McKesson Corp.	1,295	166,148
		667,063

Pharmaceutical & Biotechnology | 9.6%

Gilead Sciences, Inc. (a)	2,615	164,327
Pfizer, Inc.	11,550	331,600
Zoetis, Inc.	8,968	279,084
		775,011

Real Estate | 2.0%

Lexington Realty Trust REIT	6,600	74,118
Vornado Realty Trust	1,080	90,785
		164,903

Retail | 9.6%

Advance Auto Parts, Inc.	2,680	221,582
American Eagle Outfitters, Inc.	7,120	99,609
AutoZone, Inc. (a)	184	77,782
CVS Caremark Corp.	2,390	135,633
J.C. Penney Co., Inc. (a)	3,000	26,460
Macy’s, Inc.	1,970	85,242
Wal-Mart Stores, Inc.	1,665	123,143
		769,451

Semiconductors & Components | 1.7%

Intel Corp.	2,700	61,884

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio (concluded)

Texas Instruments, Inc.	1,800	$72,486
		134,370

Technology | 1.1%

Google, Inc., Class A (a)	103	90,219

Technology Hardware | 11.6%

Apple, Inc.	441	210,247
Cisco Systems, Inc.	13,420	314,296
EMC Corp.	7,355	187,994
Hewlett-Packard Co.	2,840	59,583
Qualcomm, Inc.	2,375	159,980
		932,100

Telecommunications | 1.1%

CenturyLink, Inc.	2,700	84,726

Total Common Stocks (Identified cost $6,830,829)		7,785,686

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $31,701) (a), (b)	12,681	0

Short-Term Investment | 3.9%

State Street Institutional Treasury Money Market Fund (Identified cost $314,315)	314,315	314,315

Total Investments | 100.8% (Identified cost $7,176,845) (c)		$8,100,001

Liabilities in Excess of Cash and Other Assets | (0.8)%		(65,176)

Net Assets | 100.0%		$8,034,825

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio

Common Stocks | 98.0%

Aerospace & Defense | 1.2%

B/E Aerospace, Inc. (a)	8,900	$656,998

Alcohol & Tobacco | 1.5%

Molson Coors Brewing Co., Class B	16,100	807,093

Automotive | 1.9%

Modine Manufacturing Co. (a)	31,315	458,138
Tenneco, Inc. (a)	11,050	558,025
		1,016,163

Banking | 5.5%

East West Bancorp, Inc.	23,200	741,240
PacWest Bancorp	29,650	1,018,774
Signature Bank (a)	7,300	668,096
Wintrust Financial Corp.	14,845	609,684
		3,037,794

Chemicals | 2.7%

Rockwood Holdings, Inc.	8,830	590,727
Solazyme, Inc. (a)	48,715	524,661
Taminco Corp.	18,600	377,580
		1,492,968

Commercial Services | 1.3%

Blackhawk Network Holdings, Inc.	29,010	697,110
LifeLock, Inc.	1,400	20,755
		717,865

Computer Software | 7.4%

Autodesk, Inc. (a)	13,815	568,764
Informatica Corp. (a)	14,490	564,675
j2 Global, Inc.	12,300	609,096
Red Hat, Inc. (a)	14,550	671,337
TIBCO Software, Inc. (a)	28,000	716,520
Web.com Group, Inc. (a)	28,800	931,392
		4,061,784

Construction & Engineering | 2.4%

MasTec, Inc. (a)	24,400	739,320
Quanta Services, Inc. (a)	21,800	599,718
		1,339,038

Consumer Products | 4.1%

Fox Factory Holding Corp.	24,300	468,261
Hasbro, Inc.	13,800	650,532
Matthews International Corp., Class A	19,200	731,136
The Middleby Corp. (a)	1,765	368,726
		2,218,655

Description	Shares	Value
Electric | 1.0%

TECO Energy, Inc.	32,900	$544,166

Energy | 1.4%

Pattern Energy Group, Inc.	33,100	774,540

Energy Exploration & Production | 3.2%

Athlon Energy, Inc.	28,400	928,680
PDC Energy, Inc. (a)	13,725	817,186
		1,745,866

Energy Services | 4.6%

Dresser-Rand Group, Inc. (a)	8,700	542,880
Frank’s International NV	20,800	622,544
Key Energy Services, Inc. (a)	92,600	675,054
US Silica Holdings, Inc.	26,855	668,689
		2,509,167

Financial Services | 1.3%

Waddell & Reed Financial, Inc., Class A	14,000	720,720

Forest & Paper Products | 1.9%

KapStone Paper and Packaging Corp.	11,000	470,800
Schweitzer-Mauduit International, Inc.	9,050	547,797
		1,018,597

Health Services | 2.3%

Brookdale Senior Living, Inc. (a)	20,600	541,780
Magellan Health Services, Inc. (a)	12,405	743,804
		1,285,584

Housing | 1.1%

Taylor Morrison Home Corp., Class A	26,900	609,285

Insurance | 5.2%

American Equity Investment Life Holding Co.	39,600	840,312
Arch Capital Group, Ltd. (a)	9,500	514,235
Brown & Brown, Inc.	25,800	828,180
Reinsurance Group of America, Inc.	9,800	656,502
		2,839,229

Leisure & Entertainment | 4.1%

Bally Technologies, Inc. (a)	8,215	591,973
Diamond Resorts International, Inc.	33,100	622,611
Hyatt Hotels Corp., Class A (a)	12,570	540,007
Texas Roadhouse, Inc.	18,810	494,327
		2,248,918

Manufacturing | 11.3%

ACCO Brands Corp. (a)	105,725	702,014
Actuant Corp., Class A	19,665	763,789
Carpenter Technology Corp.	15,100	877,461
FLIR Systems, Inc.	23,580	740,412
Joy Global, Inc.	5,230	266,939

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)

Kennametal, Inc.	11,900	$542,640
Littelfuse, Inc.	5,900	461,498
The Toro Co.	11,200	608,720
TriMas Corp. (a)	21,900	816,870
Woodward, Inc.	10,600	432,798
		6,213,141

Medical Products | 2.9%

CareFusion Corp. (a)	25,100	926,190
Haemonetics Corp. (a)	16,180	645,258
		1,571,448

Metal & Glass Containers | 1.4%

Owens-Illinois, Inc. (a)	25,300	759,506

Pharmaceutical & Biotechnology | 4.0%

Ariad Pharmaceuticals, Inc. (a)	35,300	649,520
Intrexon Corp.	15,340	363,405
Quintiles Transnational Holdings, Inc.	13,100	587,928
Vertex Pharmaceuticals, Inc. (a)	7,755	587,984
		2,188,837

Real Estate | 6.1%

Extra Space Storage, Inc. REIT	18,300	837,225
Jones Lang LaSalle, Inc.	4,400	384,120
Kilroy Realty Corp. REIT	16,460	822,177
Lexington Realty Trust REIT	46,800	525,564
The Macerich Co. REIT	13,522	763,182
		3,332,268

Retail | 5.8%

Advance Auto Parts, Inc.	7,525	622,167
American Eagle Outfitters, Inc.	39,690	555,263
Chico’s FAS, Inc.	34,400	573,104
Francesca’s Holdings Corp. (a)	28,600	533,104
Iconix Brand Group, Inc. (a)	19,020	631,844
Steven Madden, Ltd. (a)	5,100	274,533
		3,190,015

Semiconductors & Components | 4.7%

LSI Corp.	97,000	758,540
Microsemi Corp. (a)	22,800	552,900
ON Semiconductor Corp. (a)	71,000	518,300
Xilinx, Inc.	15,500	726,330
		2,556,070
Technology | 2.8%

NetScout Systems, Inc. (a)	31,030	793,437
SS&C Technologies Holdings, Inc. (a)	19,895	758,000
		1,551,437

Description	Shares	Value
Transportation | 3.4%

Alaska Air Group, Inc.	10,585	$662,833
Echo Global Logistics, Inc. (a)	27,460	575,012
Hub Group, Inc., Class A (a)	16,300	639,449
		1,877,294

Water | 1.5%

California Water Service Group	39,100	794,512

Total Common Stocks (Identified cost $43,259,106)		53,678,958

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $864,900) (a), (b)	345,960	0

Short-Term Investment | 3.5%

State Street Institutional Treasury Money Market Fund (Identified cost $1,931,681)	1,931,681	1,931,681

Total Investments | 101.5% (Identified cost $46,055,687) (c)		$55,610,639

Liabilities in Excess of Cash and Other Assets | (1.5)%		(846,182)

Net Assets | 100.0%		$54,764,457

Description	Shares	Value
Lazard Retirement International Equity Portfolio

Common Stocks | 97.0%

Australia | 2.5%

Ansell, Ltd.	326,309	$6,356,159
James Hardie Industries PLC	967,521	9,639,774
		15,995,933

Belgium | 2.5%

Anheuser-Busch InBev NV	165,955	16,519,615

Bermuda | 1.5%

Signet Jewelers, Ltd.	134,157	9,482,380

Brazil | 0.7%

Estacio Participacoes SA	566,400	4,400,762

Canada | 2.5%

MacDonald Dettwiler & Associates, Ltd.	105,400	8,133,825
Rogers Communications, Inc., Class B	193,400	8,315,796
		16,449,621

Denmark | 1.0%

Carlsberg A/S, Class B	63,310	6,522,661

Finland | 2.2%

Nokia Oyj (a)	466,349	3,064,914
Sampo Oyj, A Shares	263,899	11,338,825
		14,403,739

France | 10.7%

BNP Paribas SA	249,767	16,894,870
Cap Gemini SA	126,123	7,502,406
European Aeronautic Defence and Space Co. NV	154,921	9,870,403
Sanofi SA	152,391	15,455,982
Technip SA	65,648	7,707,987
Valeo SA	143,467	12,250,923
		69,682,571

Germany | 7.6%

Bayer AG	141,803	16,720,622
Bayerische Motoren Werke AG	111,629	12,001,348
Merck KGaA	72,326	11,286,566
RTL Group SA	94,017	9,540,593
		49,549,129

Indonesia | 0.6%

PT Bank Mandiri (Persero) Tbk ADR	568,100	3,840,356

Ireland | 1.0%

Ryanair Holdings PLC Sponsored ADR	134,272	6,678,689

Italy | 2.7%

Atlantia SpA	413,800	8,413,937

Description	Shares	Value
Eni SpA	397,645	$9,118,324
		17,532,261

Japan | 18.0%

AEON Financial Service Co., Ltd.	252,000	7,909,049
Asahi Group Holdings, Ltd.	348,800	9,151,587
Asics Corp.	556,660	9,582,061
Daikin Industries, Ltd.	135,300	7,171,402
Daiwa House Industry Co., Ltd.	490,000	9,212,269
Don Quijote Co., Ltd.	236,200	14,778,270
Japan Tobacco, Inc.	270,200	9,703,505
LIXIL Group Corp.	410,400	8,429,703
Makita Corp.	105,700	6,129,406
Seven & I Holdings Co., Ltd.	270,100	9,837,306
Sumitomo Mitsui Financial Group, Inc.	333,900	16,118,373
Yahoo Japan Corp.	1,560,400	8,842,187
		116,865,118

Norway | 0.8%

Petroleum Geo-Services ASA	406,574	5,023,648

Philippines | 1.6%

Alliance Global Group, Inc.	10,856,500	5,859,617
LT Group, Inc.	10,742,200	4,440,965
		10,300,582

South Africa | 1.1%

Mediclinic International, Ltd.	992,248	7,340,871

South Korea | 0.9%

Samsung Electronics Co., Ltd. GDR	8,938	5,702,444

Spain | 2.8%

Mediaset Espana Comunicacion SA (a)	679,774	7,826,073
Red Electrica Corporacion SA	180,153	10,253,303
		18,079,376

Sweden | 4.6%

Assa Abloy AB, Class B	280,491	12,875,169
Electrolux AB, Series B	135,144	3,509,660
Getinge AB, B Shares	131,829	4,711,768
Swedbank AB, A Shares	371,982	8,664,743
		29,761,340

Switzerland | 8.3%

GAM Holding AG	493,899	8,929,340
Glencore Xstrata PLC	1,903,910	10,377,908
Novartis AG	327,655	25,180,542
Swatch Group AG	14,671	9,441,612
		53,929,402

Thailand | 0.7%

Krung Thai Bank Public Co. Ltd. (d)	7,810,100	4,793,923

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)

Turkey | 0.5%

Koc Holding AS	709,501	$3,273,458

United Kingdom | 22.2%

BG Group PLC	290,328	5,548,495
British American Tobacco PLC	228,963	12,144,951
Direct Line Insurance Group PLC	2,367,651	8,171,940
Informa PLC	1,643,663	13,969,870
International Consolidated Airlines Group SA (a)	1,467,370	8,036,407
Ladbrokes PLC	886,302	2,427,741
Lloyds Banking Group PLC (a)	12,509,355	14,900,986
Prudential PLC	823,406	15,342,977
Reed Elsevier PLC	651,633	8,787,561
Rexam PLC	1,753,185	13,668,930
Royal Dutch Shell PLC, A Shares	452,502	14,944,141
Standard Chartered PLC	403,331	9,670,234
Taylor Wimpey PLC	3,270,925	5,316,485
Unilever PLC	276,675	10,928,990
		143,859,708

Total Common Stocks (Identified cost $492,006,319)		629,987,587

Short-Term Investment | 4.0%

State Street Institutional Treasury Money Market Fund (Identified cost $26,053,813)	26,053,813	26,053,813

Total Investments | 101.0% (Identified cost $518,060,132) (c)		$656,041,400

Liabilities in Excess of Cash and Other Assets | (1.0)%		(6,370,191)

Net Assets | 100.0%		$649,671,209

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 91.3%

Argentina | 0.9%

YPF Sociedad Anonima Sponsored ADR	456,034	$9,179,964

Brazil | 12.5%

Banco do Brasil SA	3,253,366	37,945,906
BB Seguridade Participacoes SA	1,766,000	17,378,721
CCR SA	1,513,400	11,847,444
Cielo SA	1,237,280	33,462,331
Natura Cosmeticos SA	547,000	12,216,983
Souza Cruz SA	799,527	9,541,799
Vale SA Sponsored ADR	792,000	12,363,120
		134,756,304

China | 8.1%

Baidu, Inc. Sponsored ADR (a)	102,000	15,828,360
China Construction Bank Corp., Class H	45,319,390	34,942,425
CNOOC, Ltd.	7,290,000	14,832,089
NetEase, Inc. Sponsored ADR	195,200	14,173,472
Weichai Power Co., Ltd., Class H	1,786,400	6,944,385
		86,720,731

Colombia | 1.9%

Pacific Rubiales Energy Corp.	1,057,500	20,882,045

Egypt | 0.7%

Commercial International Bank Egypt SAE GDR	1,436,137	7,396,106

Hong Kong | 2.9%

China Mobile, Ltd. Sponsored ADR	454,149	25,627,628
Huabao International Holdings, Ltd.	13,021,000	5,473,054
		31,100,682

Hungary | 1.4%

OTP Bank PLC	736,483	14,572,902

India | 4.1%

Axis Bank, Ltd.	469,403	7,535,341
Bank of India	1,035,318	2,601,318
Bharat Heavy Electricals, Ltd.	2,113,674	4,652,412
Jindal Steel & Power, Ltd.	1,199,794	4,475,871
Punjab National Bank, Ltd.	960,180	7,092,648
Tata Consultancy Services, Ltd.	570,294	17,512,822
		43,870,412

Indonesia | 5.0%

PT Astra International Tbk	13,101,000	7,297,189
PT Bank Mandiri (Persero) Tbk	24,357,429	16,722,069
PT Semen Indonesia (Persero) Tbk	4,812,400	5,402,522
PT Tambang Batubara Bukit Asam (Persero) Tbk	592,000	651,813

Description	Shares	Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	453,200	$16,455,692
PT United Tractors Tbk	5,365,040	7,551,827
		54,081,112

Macau | 1.4%

Wynn Macau, Ltd.	4,324,400	14,747,532

Malaysia | 0.7%

British American Tobacco Malaysia Berhad	401,100	7,900,175

Mexico | 2.3%

Grupo Mexico SAB de CV, Series B	2,376,997	7,116,736
Grupo Televisa SAB Sponsored ADR	285,800	7,988,110
Kimberly-Clark de Mexico SAB de CV, Series A	3,312,962	9,686,165
		24,791,011

Netherlands | 0.8%

OCI NV	262,389	8,874,327

Pakistan | 1.4%

Oil & Gas Development Co., Ltd.	3,098,500	6,795,624
Pakistan Petroleum, Ltd.	4,564,302	8,276,974
		15,072,598

Philippines | 1.7%

Philippine Long Distance Telephone Co. Sponsored ADR	271,600	18,425,344

Russia | 11.3%

Gazprom OAO Sponsored ADR	2,255,484	19,870,814
Lukoil OAO Sponsored ADR	127,346	8,073,737
Magnit OJSC Sponsored GDR (d), (e)	123,975	7,655,456
MegaFon OAO GDR (d), (e)	364,963	12,864,946
Mobile TeleSystems OJSC Sponsored ADR	1,172,020	26,089,165
Oriflame Cosmetics SA SDR	166,408	5,287,397
Sberbank of Russia (d)	12,317,393	37,140,549
RN Holding OAO (a), (d)	2,329,808	4,561,610
		121,543,674

South Africa | 10.2%

Bidvest Group, Ltd.	625,254	15,674,553
Imperial Holdings, Ltd.	399,835	8,681,460
Nedbank Group, Ltd.	520,778	10,607,216
PPC, Ltd.	2,002,207	6,022,425
Sanlam, Ltd.	1,944,466	9,075,240
Shoprite Holdings, Ltd.	1,076,408	17,732,415
Standard Bank Group, Ltd.	615,061	7,343,793
Tiger Brands, Ltd.	293,249	8,736,208
Truworths International, Ltd.	847,400	7,596,026
Vodacom Group, Ltd.	857,401	10,627,579

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Woolworths Holdings, Ltd.	1,078,179	$7,966,943
		110,063,858

South Korea | 12.8%

Coway Co., Ltd.	226,547	12,542,905
Hanwha Life Insurance Co., Ltd.	1,970,152	12,741,114
Hyundai Mobis	76,407	20,333,963
KB Financial Group, Inc.	499,730	17,484,214
KT&G Corp.	230,009	16,480,046
Naver Corp.	994	515,187
Samsung Electronics Co., Ltd.	23,571	29,982,606
Shinhan Financial Group Co., Ltd.	692,871	28,142,293
		138,222,328

Taiwan | 4.4%

Hon Hai Precision Industry Co., Ltd.	4,554,295	11,691,108
MediaTek, Inc.	435,675	5,385,707
Taiwan Semiconductor Manufacturing Co., Ltd.	8,781,642	29,849,326
		46,926,141

Thailand | 2.3%

CP All Public Co. Ltd. (d)	5,563,100	6,269,158
PTT Exploration & Production Public Co. Ltd. (d)	1,719,135	8,985,888
The Siam Cement Public Co. Ltd.	684,500	9,409,687
		24,664,733

Turkey | 4.5%

Akbank TAS	2,626,001	9,671,764
Koc Holding AS	2,952,594	13,622,522
Turkcell Iletisim Hizmetleri AS (a)	2,019,328	11,895,747
Turkiye Is Bankasi AS, C Shares	5,228,005	13,820,226
		49,010,259

Total Common Stocks (Identified cost $952,810,520)		982,802,238

Preferred Stock | 1.2%

Brazil | 1.2%

Companhia de Bebidas das Americas SA Sponsored ADR (Identified cost $9,655,799)	323,400	12,402,390

Short-Term Investment | 3.2%

State Street Institutional Treasury Money Market Fund (Identified cost $34,755,783)	34,755,783	34,755,783

Description	Shares	Value
Total Investments | 95.7% (Identified cost $997,222,102) (c)		$1,029,960,411

Cash and Other Assets in Excess of Liabilities | 4.3%		46,693,007

Net Assets | 100.0%		$1,076,653,418

Description	Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Common Stocks | 75.9%

Australia | 2.0%

AGL Energy, Ltd.	2,460	$35,388
Amcor, Ltd.	21,904	213,742
Brambles, Ltd.	3,257	27,680
CFS Retail Property Trust Group REIT	27,238	50,821
Commonwealth Property Office Fund REIT	55,172	58,676
CSL, Ltd.	3,398	202,880
Insurance Australia Group, Ltd.	20,581	112,704
Iress, Ltd.	3,160	26,797
JB Hi-Fi, Ltd.	1,693	33,088
Platinum Asset Management, Ltd.	9,129	46,841
Spark Infrastructure Group	19,089	29,562
Telstra Corp., Ltd.	45,360	210,312
Westfield Group REIT	16,087	165,233
Westfield Retail Trust REIT	8,526	23,623
Woolworths, Ltd.	6,448	210,537
		1,447,884

Austria | 0.1%

Voestalpine AG	790	37,775

Belgium | 2.0%

Anheuser-Busch InBev NV Sponsored ADR	12,905	1,280,176
Belgacom SA	1,123	29,853
Colruyt SA	701	38,916
Delhaize Group SA	315	19,854
Telenet Group Holding NV	1,339	66,671
		1,435,470

Bermuda | 0.7%

Axis Capital Holdings, Ltd.	1,155	50,023
Everest Re Group, Ltd.	1,624	236,146
PartnerRe, Ltd.	1,575	144,176
Validus Holdings, Ltd.	1,485	54,915
		485,260

Canada | 2.1%

Bank of Montreal	407	27,165
Bell Aliant, Inc.	1,450	36,107
Canadian Apartment Properties REIT	1,039	20,648
Canadian Imperial Bank of Commerce	1,512	120,455
Canadian National Railway Co.	954	96,664
CI Financial Corp.	2,862	86,523
Cineplex, Inc.	2,422	89,845
Constellation Software, Inc.	278	49,015
Davis & Henderson Corp.	3,948	103,218
Dollarama, Inc.	332	26,981
Imperial Oil, Ltd.	2,660	116,802

Description	Shares	Value
Magna International, Inc.	705	$58,143
Metro, Inc.	1,867	116,781
Progressive Waste Solutions, Ltd.	3,335	85,896
Rogers Communications, Inc., Class B	5,441	233,952
Saputo, Inc.	624	29,605
Shaw Communications, Inc., Class B	4,952	114,996
Tim Hortons, Inc.	1,752	101,611
		1,514,407

Denmark | 1.6%

Chr. Hansen Holding A/S	1,304	46,170
Coloplast A/S, Class B	2,428	138,243
Novo Nordisk A/S Sponsored ADR	4,590	776,720
Novo Nordisk A/S, Class B	930	157,893
Novozymes A/S, B Shares	1,501	57,420
		1,176,446

Finland | 1.3%

Kone Oyj, Class B	638	56,923
Sampo Oyj, A Shares ADR	40,255	864,275
		921,198

France | 0.6%

Cie Generale des Etablissements Michelin	141	15,636
Hermes International	43	15,480
Technip SA ADR	11,250	331,313
Total SA	603	34,992
		397,421

Germany | 2.2%

Bayerische Motoren Werke AG ADR	17,620	631,148
Continental AG Sponsored ADR	2,935	499,772
Sky Deutschland AG ADR	51,560	469,196
		1,600,116

Hong Kong | 0.7%

Cheung Kong Holdings, Ltd.	5,000	75,942
Hang Seng Bank, Ltd.	1,700	27,684
Hopewell Holdings, Ltd.	5,000	16,761
Jardine Matheson Holdings, Ltd.	400	21,960
Power Assets Holdings, Ltd.	9,000	80,416
Swire Pacific, Ltd., Class A	9,500	113,791
The Link REIT	34,000	166,802
The Wharf Holdings, Ltd.	2,000	17,316
		520,672

Ireland | 2.4%

DCC PLC	1,038	42,464
Eaton Corp. PLC	9,140	629,198
Experian PLC Sponsored ADR	41,754	792,073
Greencore Group PLC	9,534	22,766

Description	Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Paddy Power PLC	828	$66,370
Ryanair Holdings PLC Sponsored ADR	3,577	177,920
		1,730,791

Isle Of Man | 0.0%

Playtech, Ltd.	1,789	21,316

Israel | 0.1%

Bank Leumi Le-Israel BM (a)	9,825	36,522
Israel Discount Bank, Ltd., Class A (a)	32,460	58,490
		95,012

Italy | 0.0%

Recordati SpA	1,788	21,480

Japan | 5.3%

Ain Pharmaciez, Inc.	800	33,898
ANA Holdings, Inc.	42,000	91,439
AOKI Holdings, Inc.	1,300	45,694
Asahi Kasei Corp.	6,000	45,109
Bridgestone Corp.	1,000	36,370
Central Japan Railway Co.	300	38,395
Coca-Cola East Japan Co., Ltd.	3,300	52,977
Daito Trust Construction Co., Ltd.	300	29,941
Daiwa House Industry Co., Ltd. ADR	3,600	678,708
East Japan Railway Co.	300	25,759
Hogy Medical Co., Ltd.	500	27,672
Japan Airlines Co., Ltd.	700	42,301
Kewpie Corp.	1,600	25,377
LIXIL Group Corp. ADR	11,695	483,471
Mirait Holdings Corp.	2,200	18,733
Mitsubishi Estate Co., Ltd. ADR	33,670	1,001,683
Nagoya Railroad Co., Ltd.	8,000	23,440
Nitori Holdings Co., Ltd.	200	18,312
Osaka Gas Co., Ltd.	5,000	21,263
Otsuka Corp.	200	25,474
Sawai Pharmaceutical Co., Ltd.	1,000	70,095
Sumitomo Mitsui Trust Holdings, Inc. Sponsored ADR	142,965	709,106
Taikisha, Ltd.	1,100	26,209
The 77 Bank, Ltd.	6,000	29,483
The Iyo Bank, Ltd.	4,000	41,833
Wacoal Holdings Corp.	2,000	21,283
West Japan Railway Co.	2,500	106,948
		3,770,973

Netherlands | 0.1%

Gemalto NV	400	42,950
Unilever NV	409	15,911
		58,861

Description	Shares	Value
New Zealand | 0.4%

Fisher & Paykel Healthcare Corp., Ltd., Class C	22,640	$68,069
Ryman Healthcare, Ltd.	10,785	62,255
Sky Network Television, Ltd.	31,403	151,796
Telecom Corp. of New Zealand, Ltd.	15,176	29,305
		311,425

Norway | 0.1%

DNO International ASA (a)	16,386	36,406
Statoil ASA	1,354	30,735
		67,141

Singapore | 0.2%

M1, Ltd.	26,000	67,977
Singapore Exchange, Ltd.	8,000	46,295
		114,272

Spain | 0.2%

ACS Actividades de Construccion y Servicios SA	555	17,644
Amadeus IT Holding SA, A Shares	1,345	47,673
Corporacion Financiera Alba SA	150	8,314
Grifols SA, Class B	12	368
Inditex SA	230	35,441
		109,440

Sweden | 1.2%

Assa Abloy AB ADR	35,110	806,477
Elekta AB, B Shares	1,620	26,064
Loomis AB, B Shares	670	14,752
Meda AB	2,131	25,631
		872,924

Switzerland | 2.9%

Novartis AG	1,972	151,550
Novartis AG ADR	12,395	950,820
Panalpina Welttransport Holding AG ADR (a)	6,580	195,097
Roche Holding AG	203	54,748
Swatch Group AG ADR	17,835	572,682
Swisscom AG	385	185,018
		2,109,915

United Kingdom | 5.4%

Admiral Group PLC	5,666	113,099
Betfair Group PLC	1,815	30,206
BP PLC	12,795	89,712
British American Tobacco PLC	2,333	123,750
British Sky Broadcasting Group PLC	12,775	179,929
Britvic PLC	3,224	29,881
Capita PLC	4,040	65,142

Description	Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Centrica PLC	34,985	$209,388
easyJet PLC	1,073	22,200
GlaxoSmithKline PLC	8,044	202,824
IG Group Holdings PLC	2,974	27,877
International Consolidated Airlines Group SA Sponsored ADR (a)	22,795	625,495
Intertek Group PLC ADR	11,655	632,750
Next PLC	593	49,536
Provident Financial PLC	1,907	51,310
Rexam PLC Sponsored ADR	13,683	540,451
Rightmove PLC	965	37,009
Shire PLC	2,444	98,044
SSE PLC	8,391	200,231
TalkTalk Telecom Group PLC	6,915	27,046
Vodafone Group PLC Sponsored ADR	15,115	531,746
		3,887,626

United States | 44.3%

3M Co.	466	55,645
Abbott Laboratories	4,153	137,838
Alliant Techsystems, Inc.	272	26,536
Amdocs, Ltd.	442	16,195
American Express Co.	14,440	1,090,509
AmerisourceBergen Corp.	760	46,436
Amgen, Inc.	430	48,134
AmTrust Financial Services, Inc.	73	2,859
Apache Corp.	5,900	502,326
Apple, Inc.	2,821	1,344,912
AT&T, Inc.	6,463	218,579
AutoZone, Inc. (a)	1,290	545,322
Bank of America Corp.	34,195	471,891
Baxter International, Inc.	1,342	88,156
Bristol-Myers Squibb Co.	5,200	240,656
Campbell Soup Co.	3,605	146,760
CBOE Holdings, Inc.	2,158	97,606
Celgene Corp. (a)	273	42,023
Chevron Corp.	11,598	1,409,157
Cisco Systems, Inc.	35,570	833,049
Citigroup, Inc.	28,655	1,390,054
CMS Energy Corp.	2,145	56,456
Colgate-Palmolive Co.	2,058	122,039
Comcast Corp., Class A	18,030	781,961
Consol Energy, Inc.	13,205	444,348
CR Bard, Inc.	644	74,189
Credit Acceptance Corp. (a)	174	19,281
CVS Caremark Corp.	12,365	701,714
Dollar Tree, Inc. (a)	1,509	86,254

Description	Shares	Value
Dover Corp.	5,550	$498,556
Dr Pepper Snapple Group, Inc.	382	17,121
Eastman Chemical Co.	7,490	583,471
Eli Lilly & Co.	3,613	181,842
EMC Corp.	27,275	697,149
Entergy Corp.	1,206	76,207
Exxon Mobil Corp.	415	35,707
General Mills, Inc.	4,575	219,234
Google, Inc., Class A (a)	850	744,523
Hewlett-Packard Co.	2,039	42,778
Hilltop Holdings, Inc. (a)	2,377	43,975
Honeywell International, Inc.	14,885	1,236,050
Intel Corp.	1,131	25,923
IntercontinentalExchange, Inc. (a)	1,952	354,132
International Business Machines Corp.	461	85,368
Jack in the Box, Inc. (a)	701	28,040
Johnson & Johnson	2,336	202,508
Joy Global, Inc.	9,275	473,396
Kellogg Co.	420	24,667
Kimberly-Clark Corp.	2,304	217,083
Laboratory Corp. of America Holdings (a)	813	80,601
Lockheed Martin Corp.	1,784	227,549
Lorillard, Inc.	607	27,181
M&T Bank Corp.	190	21,265
Macy’s, Inc.	10,550	456,498
MasterCard, Inc., Class A	1,466	986,295
McDonald’s Corp.	1,753	168,656
McKesson Corp.	9,265	1,188,699
Microsoft Corp.	3,577	119,150
Molson Coors Brewing Co., Class B	13,941	698,862
Mylan, Inc. (a)	1,323	50,499
Newmont Mining Corp.	1,623	45,606
NIKE, Inc.	1,031	74,892
Northrop Grumman Corp.	569	54,203
Packaging Corp. of America	815	46,528
Peabody Energy Corp.	27,320	471,270
People’s United Financial, Inc.	1,625	23,368
PepsiCo, Inc.	322	25,599
Perrigo Co.	204	25,170
PetSmart, Inc.	492	37,520
Pfizer, Inc.	37,203	1,068,098
PG&E Corp.	2,131	87,201
Portfolio Recovery Associates, Inc. (a)	810	48,551
Praxair, Inc.	260	31,255
Qualcomm, Inc.	11,112	748,504
Raytheon Co.	1,490	114,834
ResMed, Inc.	968	51,130

Description	Shares	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Reynolds American, Inc.	1,701	$82,975
Rockwell Collins, Inc.	506	34,337
Ross Stores, Inc.	8,742	636,418
Sanderson Farms, Inc.	407	26,553
Schlumberger, Ltd.	7,310	645,912
Silgan Holdings, Inc.	505	23,735
Synopsys, Inc. (a)	3,915	147,596
Taylor Morrison Home Corp., Class A	9,180	207,927
The Hershey Co.	580	53,650
The Home Depot, Inc.	429	32,540
The Kroger Co.	5,791	233,609
The Sherwin-Williams Co.	394	71,779
The Southern Co.	4,073	167,726
The TJX Cos., Inc.	2,622	147,855
TIBCO Software, Inc. (a)	9,135	233,765
Time Warner Cable, Inc.	406	45,310
United Technologies Corp.	8,155	879,272
UnitedHealth Group, Inc.	6,720	481,219
US Bancorp	772	28,240
US Silica Holdings, Inc.	9,465	235,679
Vantiv, Inc., Class A (a)	2,794	78,064
Vertex Pharmaceuticals, Inc. (a)	5,220	395,780
Viacom, Inc., Class B	14,405	1,203,970
Visa, Inc., Class A	5,002	955,882
Wal-Mart Stores, Inc.	1,363	100,807
Wisconsin Energy Corp.	1,928	77,853
Xcel Energy, Inc.	8,028	221,653
Yum! Brands, Inc.	1,724	123,076
Zoetis, Inc.	15,730	489,518
		31,870,299

Total Common Stocks (Identified cost $50,229,885)		54,578,124

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 5.5%

Australia | 0.5%

Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	176	$166,739
Telstra Corp., Ltd., 6.250%, 04/15/15	AUD	115	112,097
Westpac Banking Corp., 6.375%, 12/10/13	AUD	70	65,657
			344,493

Description	Security Currency	Principal Amount (000)	Value
Brazil | 0.2%

Petrobras International Finance Co., 7.875%, 03/15/19	USD	98	$112,806

Canada | 0.5%

Shaw Communications, Inc., 5.650%, 10/01/19	CAD	110	117,242
Suncor Energy, Inc., 6.100%, 06/01/18	USD	90	105,424
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	160	156,979
			379,645

Chile | 0.1%

Codelco, Inc., 3.750%, 11/04/20	USD	100	99,277

France | 0.3%

Electricite de France SA, 5.000%, 02/05/18	EUR	50	78,314
Orange SA, 5.375%, 07/08/19	USD	110	121,766
			200,080

Italy | 0.1%

Atlantia SpA, 3.375%, 09/18/17	EUR	50	71,050

Netherlands | 0.3%

BMW Finance NV, 3.375%, 12/14/18	GBP	75	128,043
Volkswagen International Finance NV, 1.000%, 10/26/16	EUR	95	128,443
			256,486

Norway | 0.2%

Statoil ASA, 2.450%, 01/17/23	USD	125	114,223

United Kingdom | 1.2%

National Grid PLC, 6.125%, 04/15/14	GBP	100	166,226
Network Rail Infrastructure Finance PLC, 4.400%, 03/06/16	CAD	300	308,443
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	98,881
SSE PLC, 5.000%, 10/01/18	GBP	50	90,982
Tesco PLC, 6.125%, 02/24/22	GBP	100	188,564
			853,096

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

United States | 2.1%

American Express Credit Corp., 2.375%, 03/24/17	USD	130	$134,152
Apple, Inc., 2.400%, 05/03/23	USD	155	140,303
BMW US Capital LLC, 2.375%, 12/04/15	NOK	310	51,893
Citigroup, Inc., 4.450%, 01/10/17	USD	110	119,105
Coca-Cola Enterprises, Inc., 2.000%, 12/05/19	EUR	100	135,071
Energizer Holdings, Inc., 4.700%, 05/19/21	USD	55	56,533
General Electric Capital Corp.:
6.500%, 09/28/15	NZD	20	17,336
5.500%, 02/01/17	NZD	170	144,204
Goldman Sachs Group, Inc., 6.250%, 09/01/17	USD	85	96,976
JPMorgan Chase & Co.:
1.625%, 05/15/18	USD	110	106,531
3.875%, 09/23/20	EUR	100	148,939
Marathon Oil Corp., 2.800%, 11/01/22	USD	90	83,687
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	350	58,473
Starbucks Corp., 6.250%, 08/15/17	USD	80	93,337
Valero Energy Corp., 6.125%, 02/01/20	USD	80	91,983
Yum! Brands, Inc., 3.750%, 11/01/21	USD	65	64,474
			1,542,997

Total Corporate Bonds (Identified cost $4,049,108)			3,974,153

Foreign Government Obligations | 13.2%

Australia | 1.4%

New South Wales Treasury Corp., 5.000%, 02/25/39	GBP	50	94,973
Queensland Treasury Corp.:
6.000%, 10/21/15	AUD	130	128,828
5.500%, 06/21/21	AUD	170	169,597
Treasury Corp. of Victoria, 4.750%, 10/15/14	AUD	100	95,395
Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	595	553,824
			1,042,617

Description	Security Currency	Principal Amount (000)	Value
Austria | 0.4%

Republic of Austria, 3.900%, 07/15/20	EUR	170	$264,402

Bahamas | 0.2%

Commonwealth of Bahamas, 6.950%, 11/20/29	USD	145	160,950

Belgium | 0.7%

Belgium Kingdom, 4.250%, 09/28/22	EUR	305	473,625

Bermuda | 0.3%

Government of Bermuda, 5.603%, 07/20/20	USD	200	214,200

Brazil | 0.5%

Federal Republic of Brazil:
11.000%, 06/26/17	EUR	95	168,362
2.625%, 01/05/23	USD	200	175,500
			343,862

Canada | 2.8%

Province of Alberta, 4.000%, 12/01/19	CAD	460	482,329
Province of British Columbia, 3.700%, 12/18/20	CAD	395	405,239
Province of Ontario, 6.250%, 06/16/15	NZD	355	307,063
Province of Quebec:
4.500%, 12/01/17	CAD	520	551,834
3.500%, 07/29/20	USD	270	282,528
			2,028,993

Czech Republic | 0.3%

Czech Republic, 5.000%, 06/11/18	EUR	150	234,889

Denmark | 0.2%

Kommunekredit:
4.000%, 01/01/16	DKK	230	44,919
2.000%, 01/01/18	DKK	680	126,441
			171,360

France | 1.1%

Government of France:
3.500%, 04/25/20	EUR	225	341,201
4.250%, 10/25/23	EUR	305	479,835
			821,036

Israel | 0.5%

Israel Fixed Government Bond, 5.500%, 01/31/22	ILS	975	325,364

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Mexico | 0.8%

Mexican Bonos, 7.750%, 12/14/17	MXN	5,540	$472,475
United Mexican States, 6.750%, 02/06/24	GBP	70	134,288
			606,763

Netherlands | 0.4%

Netherlands Government Bond, 2.500%, 01/15/33	EUR	240	313,348

Norway | 0.5%

Oslo Kommune, 3.550%, 02/12/21	NOK	2,000	335,908

Panama | 0.4%

Republic of Panama, 7.250%, 03/15/15	USD	275	298,375

Poland | 1.2%

Poland Government Bond, 3.750%, 04/25/18	PLN	920	294,058
Republic of Poland:
5.625%, 06/20/18	EUR	265	422,803
6.375%, 07/15/19	USD	138	161,046
			877,907

Slovakia | 0.3%

Slovak Republic, 4.375%, 05/21/22	USD	200	206,300

South Africa | 0.1%

Republic of South Africa, 4.500%, 04/05/16	EUR	50	71,958

Sweden | 0.6%

Kommuninvest I Sverige AB, 2.750%, 08/12/15	SEK	1,280	203,951
Svensk Exportkredit AB, 7.625%, 06/30/14	NZD	230	197,134
			401,085

United Kingdom | 0.5%

United Kingdom Treasury, 4.250%, 12/07/27	GBP	180	330,508

Total Foreign Government Obligations (Identified cost $9,538,305)			9,523,450

Quasi Government Bonds | 1.8%

Canada | 0.7%

Export Development Canada, 5.100%, 06/02/14	CAD	135	134,561

Description	Security Currency	Principal Amount (000)	Value
Hydro-Quebec, 9.625%, 07/15/22	CAD	110	$157,357
Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	110	159,069
			450,987

Germany | 0.7%

KfW:
4.000%, 12/15/14	NOK	860	146,466
2.875%, 10/12/16	NOK	980	165,767
0.000%, 04/18/36	USD	400	159,117
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	280	47,285
			518,635

Netherlands | 0.4%

Bank Nederlandse Gemeenten, 2.500%, 01/23/23	USD	320	299,536

Total Quasi Government Bonds (Identified cost $1,300,417)			1,269,158

Supranationals | 1.2%

Asian Development Bank, 3.375%, 05/20/14	NOK	850	142,663
Corporacion Andina de Fomento, 8.125%, 06/04/19	USD	236	288,280
Inter-American Development Bank, 6.000%, 12/15/17	NZD	275	240,914
International Bank for Reconstruction & Development:
4.250%, 01/28/15	CLP	75,000	148,024
3.375%, 04/30/15	NOK	100	16,982

Total Supranationals (Identified cost $857,554)			836,863

US Municipal Bonds | 0.4%

Pennsylvania | 0.1%

Pennsylvania State Build America Bonds Third, Series B, 5.850%, 07/15/30	USD	50	54,769

Texas | 0.1%

Texas State Build America Bonds, Series A, 4.123%, 04/01/25	USD	100	102,323

Utah | 0.2%

Utah State Build America Bonds, Series B, 3.539%, 07/01/25	USD	150	149,960

Total US Municipal Bonds (Identified cost $318,450)			307,052

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Description	Shares	Value
Short-Term Investment | 5.0%

State Street Institutional Treasury Money Market Fund (Identified cost $3,617,654)	3,617,654	$3,617,654

Total Investments | 103.0% (Identified cost $69,911,373) (c), (f)		$74,106,454

Liabilities in Excess of Cash and Other Assets | (3.0)%		(2,171,534)

Net Assets | 100.0%		$71,934,920

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Forward Currency Contracts open at September 30, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	CAN	11/20/13	53,506	$48,000	$49,756	$1,756	$—
CAD	SSB	10/31/13	41,373	40,007	40,137	130	—
CHF	CIT	11/20/13	95,260	102,995	105,377	2,382	—
EUR	CIT	11/20/13	63,763	86,000	86,272	272	—
EUR	CIT	11/20/13	124,118	168,000	167,935	—	65
EUR	CIT	11/20/13	149,916	199,777	202,840	3,063	—
EUR	CIT	11/20/13	167,431	223,999	226,538	2,539	—
EUR	CIT	11/20/13	183,509	246,985	248,292	1,307	—
EUR	CIT	11/20/13	782,050	1,044,816	1,058,132	13,316	—
EUR	HSB	10/31/13	42,574	57,434	57,601	167	—
EUR	SSB	10/31/13	90,947	122,679	123,046	367	—
GBP	HSB	11/20/13	117,324	184,000	189,866	5,866	—
GBP	HSB	11/20/13	170,131	265,508	275,323	9,815	—
ILS	CAN	11/20/13	484,875	137,087	137,470	383	—
JPY	CIT	11/20/13	15,476,172	159,600	157,489	—	2,111
JPY	CIT	11/20/13	17,025,420	172,000	173,255	1,255	—
JPY	CIT	11/20/13	17,698,343	180,200	180,103	—	97
JPY	CIT	11/20/13	26,572,197	272,000	270,405	—	1,595
JPY	CIT	11/20/13	223,911,733	2,302,044	2,278,580	—	23,464
JPY	HSB	10/31/13	10,289,846	104,033	104,700	667	—
MXN	HSB	11/20/13	2,167,297	163,400	164,904	1,504	—
NOK	HSB	10/31/13	103,580	17,280	17,207	—	73
NZD	CAN	11/20/13	100,215	80,596	82,957	2,361	—
SGD	SSB	11/20/13	9,125	7,193	7,274	81	—

Total Forward Currency Purchase Contracts				$6,385,633	$6,405,459	$47,231	$27,405
Forward Currency Sale Contracts
AUD	CAN	11/20/13	111,850	$104,221	$104,011	$210	$—
AUD	CAN	11/20/13	839,573	758,990	780,734	—	21,744
AUD	HSB	10/31/13	562,720	525,021	523,963	1,058	—
AUD	SSB	10/31/13	821,592	766,865	765,004	1,861	—
CAD	CIT	10/31/13	1,291,248	1,248,898	1,252,660	—	3,762
CAD	HSB	10/31/13	145,921	141,124	141,560	—	436
CAD	RBC	11/20/13	417,218	396,122	404,547	—	8,425
CAD	RBC	11/20/13	1,749,080	1,686,730	1,695,962	—	9,232
CHF	HSB	10/31/13	34,489	37,912	38,146	—	234
CHF	SSB	10/31/13	362,244	398,237	400,651	—	2,414
CLP	CIT	10/15/13	36,726,200	72,747	72,636	111	—
CLP	HSB	10/15/13	37,872,580	75,054	74,903	151	—
DKK	CSF	11/21/13	779,735	139,749	141,498	—	1,749
DKK	HSB	10/31/13	598,083	108,208	108,514	—	306
DKK	SSB	10/31/13	1,588,242	287,356	288,164	—	808
EUR	CIT	10/31/13	565,967	763,501	765,724	—	2,223

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (concluded)

Forward Currency Contracts open at September 30, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
EUR	CIT	11/20/13	30,350	$40,939	$41,064	$—	$125
EUR	CIT	11/20/13	95,226	126,896	128,843	—	1,947
EUR	CIT	11/20/13	166,134	223,962	224,783	—	821
EUR	CIT	11/20/13	573,536	773,029	776,007	—	2,978
GBP	HSB	10/31/13	293,560	469,807	475,136	—	5,329
GBP	HSB	11/20/13	45,366	70,798	73,415	—	2,617
GBP	HSB	11/20/13	60,338	97,309	97,644	—	335
GBP	HSB	11/20/13	239,075	384,200	386,895	—	2,695
GBP	SSB	10/31/13	779,531	1,247,811	1,261,696	—	13,885
HKD	HSB	10/31/13	2,344,131	302,310	302,256	54	—
HKD	SSB	10/31/13	1,337,359	172,473	172,441	32	—
ILS	CAN	11/20/13	484,875	132,400	137,470	—	5,070
ILS	HSB	10/31/13	302,488	84,930	85,793	—	863
JPY	CIT	11/20/13	26,653,501	274,025	271,232	2,793	—
JPY	SSB	10/31/13	109,435,919	1,106,520	1,113,522	—	7,002
MXN	HSB	11/20/13	662,302	51,148	50,393	755	—
MXN	HSB	11/20/13	1,319,480	100,000	100,396	—	396
MXN	HSB	11/20/13	2,222,950	170,870	169,138	1,732	—
MXN	HSB	11/20/13	3,424,414	264,460	260,554	3,906	—
NOK	HSB	11/20/13	5,787,843	976,505	960,769	15,736	—
NOK	SSB	10/31/13	505,990	84,425	84,056	369	—
NZD	CAN	11/20/13	20,931	17,251	17,326	—	75
NZD	CAN	11/20/13	157,939	127,019	130,740	—	3,721
NZD	CAN	11/20/13	841,556	676,801	696,629	—	19,828
NZD	HSB	10/31/13	162,755	134,344	134,910	—	566
NZD	SSB	10/31/13	125,660	103,777	104,162	—	385
PLN	HSB	11/20/13	631,410	197,598	201,603	—	4,005
SEK	HSB	10/31/13	295,792	45,950	45,994	—	44
SEK	SSB	10/31/13	273,382	42,471	42,510	—	39
SEK	SSB	11/20/13	956,747	146,428	148,702	—	2,274
SGD	HSB	10/31/13	68,317	54,454	54,458	—	4
SGD	SSB	10/31/13	72,789	58,018	58,022	—	4

Total Forward Currency Sale Contracts				$16,269,663	$16,367,236	28,768	126,341
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$75,999	$153,746

(a)	Non-income producing security.
(b)	Private placements.
(c)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
US Strategic Equity	$7,176,845	$1,111,169	$188,013	$923,156
US Small-Mid Cap Equity	46,055,687	10,737,363	1,182,411	9,554,952
International Equity	518,060,132	144,586,801	6,605,533	137,981,268
Emerging Markets Equity	997,222,102	133,136,447	100,398,138	32,738,309
Multi-Asset Targeted Volatility	69,911,373	4,902,575	707,494	4,195,081

(d)	Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(e)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2013, these securities amounted to 1.9% of net assets of Emerging Markets Equity Portfolio, and are considered to be liquid.
(f)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

MXN — Mexican New Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

Counterparty Abbreviations:

CAN — Canadian Imperial Bank of Commerce

CIT – Citibank NA

CSF — Credit Suisse Group AG

HSB — HSBC Bank USA

RBC — Royal Bank of Canada

SSB — State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Multi-Asset Targeted Volatility Portfolio
Aerospace & Defense	—%	—%	0.4%
Alcohol & Tobacco	9.0	4.3	3.1
Automotive	3.7	0.7	2.2
Banking	9.2	20.9	3.3
Cable Television	—	—	2.6
Chemicals	—	0.9	1.0
Commercial Services	—	4.6	2.7
Computer Software	—	2.8	0.5
Construction & Engineering	—	0.8	0.1
Consumer Products	2.9	—	0.9
Diversified	1.4	1.3	—
Electric	1.6	—	2.3
Energy Exploration & Production	—	5.5	0.9
Energy Integrated	4.6	3.9	4.1
Energy Services	2.0	—	1.8
Financial Services	4.9	3.5	9.0
Food & Beverages	—	0.8	1.4
Forest & Paper Products	2.1	0.9	1.4
Gas Utilities	—	—	0.4
Health Services	1.1	—	0.9
Household & Personal Products	1.7	3.3	0.2
Housing	5.0	1.1	2.0
Insurance	5.4	2.8	2.2
Leisure & Entertainment	7.2	2.1	2.5
Manufacturing	5.6	3.7	7.0
Medical Products	0.7	—	1.9
Metals & Mining	1.6	2.2	0.3
Pharmaceutical & Biotechnology	10.6	—	8.4
Real Estate	—	—	2.3
Restaurants	—	—	0.2
Retail	6.7	4.4	5.3
Semiconductors & Components	0.9	6.1	—
Technology	3.7	1.6	1.2
Technology Hardware	0.5	1.1	5.6
Telecommunications	1.3	11.3	2.6
Transportation	3.6	1.9	2.5

Subtotal	97.0	92.5	83.2
Foreign Government Obligations	—	—	13.2
Supranationals	—	—	1.2
US Municipal Bonds	—	—	0.4
Short-Term Investments	4.0	3.2	5.0

Total Investments	101.0%	95.7%	103.0%

Valuation of Investments:

Net asset value per share for each Class of each Portfolio is determined by State Street Bank and Trust Company for Lazard Retirement Series, Inc. (the “Fund”) on each day the New York Stock Exchange (the “NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2013:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2013

US Strategic Equity Portfolio

Common Stocks	$7,785,686	$—	$—	$7,785,686
Preferred Stock*	—	—	—	—
Short-Term Investment	—	314,315	—	314,315
Total	$7,785,686	$314,315	$—	$8,100,001

US Small-Mid Cap Equity Portfolio

Common Stocks	$53,678,958	$—	$—	$53,678,958
Preferred Stock*	—	—	—	—
Short-Term Investment	—	1,931,681	—	1,931,681
Total	$53,678,958	$1,931,681	$—	$55,610,639

International Equity Portfolio

Common Stocks
Thailand	$—	$4,793,923	$—	$4,793,923
Other	625,193,664	—	—	625,193,664
Short-Term Investment	—	26,053,813	—	26,053,813
Total	$625,193,664	$30,847,736	$—	$656,041,400

Emerging Markets Equity Portfolio

Common Stocks
Russia	$59,321,113	$62,222,561	$—	$121,543,674
Thailand	9,409,687	15,255,046	—	24,664,733
Other	836,593,831	—	—	836,593,831
Preferred Stock	12,402,390	—	—	12,402,390
Short-Term Investment	—	34,755,783	—	34,755,783
Total	$917,727,021	$112,233,390	$—	$1,029,960,411

Multi-Asset Targeted Volatility Portfolio

Assets:
Common Stocks	$54,578,124	$—	$—	$54,578,124
Corporate Bonds	—	3,974,153	—	3,974,153
Foreign Government Obligations	—	9,523,450	—	9,523,450
Quasi Government Bonds	—	1,269,158	—	1,269,158
Supranationals	—	836,863	—	836,863
US Municipal Bonds	—	307,052	—	307,052
Short-Term Investment	—	3,617,654	—	3,617,654
Other Financial Instruments**
Forward Currency Contracts	—	75,999	—	75,999
Total	$54,578,124	$19,604,329	$—	$74,182,453
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(153,746)	$—	$(153,746)

*	The preferred stock was reported in the Portfolios of Investments at zero market value.
**	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a money market fund) was valued at the fund’s net asset value.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that was working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the recent bankruptcy filing of the company, which is reflected in its current valuation of zero.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (d)) in the International Equity, Emerging Markets Equity and Multi-Asset Targeted Volatility Portfolios were transferred from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2013:

Description	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013	Net Change in Unrealized Depreciation from Investments Still Held at September 30, 2013

U.S. Strategic Equity Portfolio
Preferred Stock*	$1,649	$—	$—	$(1,649)	$—	$—	$—	$—	$—	$(1,649)

U.S. Small-Mid Cap Equity Portfolio
Preferred Stock*	$44,975	$—	$—	$(44,975)	$—	$—	$—	$—	$—	$(44,975)

* The preferred stock was reported in the Portfolios of Investments at zero market value.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2013

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2013